NYSE Euronext

10013455

Received SEC
SEP 23 2010
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

September 23, 2010

CERTNYS
001-15030

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, VALE S.A. (Guarantor),VALE OVERSEAS LIMITED (Issuer), 4.625% Guaranteed Notes due 2020 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 21, 2010. Tentative listing date – September 24, 2010.

Sincerely,

[signature]